INCOME TAXES - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 38.4	$ 22.0	$ 20.9
Additions for the current year tax positions	10.2	11.6	3.9
Additions for prior year tax positions	5.5	9.6	2.7
Reductions for prior year tax positions	(1.0)	(4.8)	(1.9)
Reductions for settlements with tax authorities			(3.4)
Reductions for expirations of statute of limitations	(0.5)		(0.2)
Ending balance	52.6	38.4	22.0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	40.4
Uncertain Tax Benefits, Indemnification Receivable	15.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 7.1	$ 6.2	$ 6.1